UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2017

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AAM/Bahl & Gaynor Income Growth Fund

(Class A: AFNAX)

(Class C: AFYCX)

(Class I: AFNIX)

SEMI-ANNUAL REPORT

DECEMBER 31, 2017

AAM/Bahl & Gaynor Income Growth Fund

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	10
Expense Example	17

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM/Bahl & Gaynor Income Growth Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.aamlive.com/publicsite/mutual-funds

AAM/Bahl & Gaynor Income Growth Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks – 97.1%
	Consumer Discretionary – 5.2%
99,805	Hasbro, Inc.	$9,071,276
107,830	Home Depot, Inc.	20,437,020
		29,508,296
	Consumer Staples – 9.9%
213,566	Altria Group, Inc.	15,250,748
36,750	McCormick & Co., Inc.	3,745,192
206,228	PepsiCo, Inc.	24,730,862
114,321	Philip Morris International, Inc.	12,078,014
		55,804,816
	Energy – 6.7%
22,480	Chevron Corp.	2,814,271
201,212	Enbridge, Inc.[1]	7,869,401
147,485	Exxon Mobil Corp.	12,335,645
77,410	Valero Energy Corp.	7,114,753
258,765	Williams Cos., Inc.	7,889,745
		38,023,815
	Financials – 12.0%
435,035	BB&T Corp.	21,629,940
25,482	BlackRock, Inc.	13,090,358
238,405	JPMorgan Chase & Co.	25,495,031
96,210	Marsh & McLennan Cos., Inc.	7,830,532
		68,045,861
	Health Care – 15.8%
209,490	Abbott Laboratories	11,955,594
186,876	AbbVie, Inc.	18,072,778
91,795	Amgen, Inc.	15,963,151
131,345	Johnson & Johnson	18,351,523
118,115	Medtronic PLC[1]	9,537,786
66,747	Merck & Co., Inc.	3,755,854
326,010	Pfizer, Inc.	11,808,082
		89,444,768
	Industrials – 11.0%
66,685	3M Co.	15,695,648
125,555	Honeywell International, Inc.	19,255,115
58,720	Illinois Tool Works, Inc.	9,797,432
53,612	Lockheed Martin Corp.	17,212,133
		61,960,328
	Materials – 4.5%
93,680	Air Products & Chemicals, Inc.	15,371,014

AAM/Bahl & Gaynor Income Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Materials (Continued)
92,598	LyondellBasell Industries N.V. - Class A1	$10,215,412
		25,586,426
	Real Estate – 6.0%
136,915	Crown Castle International Corp. - REIT	15,198,934
16,770	Public Storage - REIT	3,504,930
102,335	Realty Income Corp. - REIT	5,835,142
160,431	Ventas, Inc. - REIT	9,627,464
		34,166,470
	Technology – 17.9%
32,069	Automatic Data Processing, Inc.	3,758,166
537,384	Cisco Systems, Inc.	20,581,807
123,480	HP, Inc.	2,594,315
204,834	Maxim Integrated Products, Inc.	10,708,722
289,903	Microsoft Corp.	24,798,303
224,749	Paychex, Inc.	15,300,912
226,835	Texas Instruments, Inc.	23,690,647
		101,432,872
	Utilities – 8.1%
133,209	NextEra Energy, Inc.	20,805,914
92,435	Sempra Energy	9,883,150
225,548	WEC Energy Group, Inc.	14,983,154
		45,672,218
	Total Common Stocks (Cost $441,225,265)	549,645,870

	Short-Term Investments – 2.7%
14,944,327	Federated Treasury Obligations Fund - Institutional Class, 1.11%[2]	14,944,327

	Total Short-Term Investments (Cost $14,944,327)	14,944,327

	Total Investments – 99.8% (Cost $456,169,592)	564,590,197
	Other Assets in Excess of Liabilities – 0.2%	830,777

	Total Net Assets – 100.0%	$565,420,974

PLC – Public Limited Company

REIT – Real Estate Investment Trust

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund

SUMMARY OF INVESTMENTS

As of December 31, 2017 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Technology	17.9%
Health Care	15.8%
Financials	12.0%
Industrials	11.0%
Consumer Staples	9.9%
Utilities	8.1%
Energy	6.7%
Real Estate	6.0%
Consumer Discretionary	5.2%
Materials	4.5%
Total Common Stocks	97.1%
Short-Term Investments	2.7%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2017 (Unaudited)

Assets:
Investments, at value (cost $456,169,592)	$564,590,197
Receivables:
Fund shares sold	602,973
Dividends and interest	941,631
Prepaid expenses	48,143
Total assets	566,182,944

Liabilities:
Payables:
Fund shares redeemed	131,841
Advisory fees	350,076
Distribution fees - Class C (Note 8)	63,604
Distribution fees - Class A (Note 8)	16,042
Shareholder servicing fees (Note 7)	76,218
Fund administration fees	43,284
Transfer agent fees and expenses	29,640
Custody fees	18,121
Fund accounting fees	16,188
Auditing fees	8,796
Chief Compliance Officer fees	1,213
Trustees' deferred compensation (Note 3)	733
Trustees' fees and expenses	530
Dividend payable	99
Accrued other expenses	5,585
Total liabilities	761,970

Net Assets	$565,420,974

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$462,121,101
Accumulated net investment income	94,044
Accumulated net realized loss on investments	(5,214,776)
Net unrealized appreciation on investments	108,420,605
Net Assets	$565,420,974

Class A Shares:
Net assets applicable to shares outstanding	$75,208,672
Number of shares issued and outstanding	4,484,710
Net asset value per share[1]	$16.77
Maximum sales charge (5.50% of offering price)[2]	0.98
Maximum offering price to public	$17.75

Class C Shares:
Net assets applicable to shares outstanding	$75,945,690
Number of shares issued and outstanding	4,562,379
Net asset value per share[3]	$16.65

Class I Shares:
Net assets applicable to shares outstanding	$414,266,612
Number of shares issued and outstanding	24,642,936
Net asset value per share	$16.81

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on certain purchases of $1 million or more that are redeemed within 18 months of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $50,000 or more, the sales charge will be reduced.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2017 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $48,946)	$7,352,314
Interest	61,922
Total investment income	7,414,236

Expenses:
Advisory fees	1,696,453
Distribution fees - Class C (Note 8)	355,414
Distribution fees - Class A (Note 8)	87,196
Shareholder servicing fees (Note 7)	241,812
Fund administration fees	197,582
Transfer agent fees and expenses	101,579
Fund accounting fees	61,568
Registration fees	57,613
Shareholder reporting fees	36,355
Custody fees	33,404
Miscellaneous	21,106
Legal fees	17,073
Auditing fees	8,947
Chief Compliance Officer fees	5,138
Trustees' fees and expenses	4,447
Insurance fees	1,074

Total expenses	2,926,761
Advisory fees and other absorbed expenses recovered	51,586
Net expenses	2,978,347
Net investment income	4,435,889

Realized and Unrealized Gain on Investments:
Net realized gain on investments	2,653,168
Net change in unrealized appreciation/depreciation on investments	46,793,035
Net realized and unrealized gain on investments	49,446,203

Net Increase in Net Assets from Operations	$53,882,092

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$4,435,889	$7,050,020
Net realized gain (loss) on investments	2,653,168	(628,527)
Net change in unrealized appreciation/depreciation on investments	46,793,035	35,879,244
Net increase in net assets resulting from operations	53,882,092	42,300,737

Distributions to Shareholders:
From net investment income:
Class A	(620,319)	(918,771)
Class C	(329,859)	(593,903)
Class I	(3,921,911)	(5,389,179)
From net realized gains :
Class A	-	-
Class C	-	-
Class I	-	-
Total distributions to shareholders	(4,872,089)	(6,901,853)

Capital Transactions:
Net proceeds from shares sold:
Class A	13,567,844	33,032,394
Class C	8,787,063	29,994,957
Class I	64,577,871	194,013,471
Reinvestment of distributions:
Class A	494,199	713,625
Class C	210,228	344,845
Class I	2,061,928	2,969,503
Cost of shares redeemed:
Class A1	(9,407,843)	(16,257,591)
Class C2	(6,836,847)	(14,149,407)
Class I3	(39,885,764)	(75,754,813)
Net increase in net assets from capital transactions	33,568,679	154,906,984

Total increase in net assets	82,578,682	190,305,868

Net Assets:
Beginning of period	482,842,292	292,536,424
End of period	$565,420,974	$482,842,292

Accumulated net investment income	$94,044	$530,244

Capital Share Transactions:
Shares sold:
Class A	852,827	2,291,698
Class C	556,473	2,087,924
Class I	4,060,341	13,357,667
Shares reinvested:
Class A	31,034	49,182
Class C	13,292	23,884
Class I	129,296	204,021
Shares redeemed:
Class A	(589,448)	(1,117,644)
Class C	(434,854)	(974,971)
Class I	(2,524,089)	(5,178,146)
Net increase in capital share transactions	2,094,872	10,743,615

[1]	Net of redemption fee proceeds of $6,149 and $12,079, respectively.
[2]	Net of redemption fee proceeds of $2,124 and $4,707, respectively.
[3]	Net of redemption fee proceeds of $11,596 and $60,571, respectively.

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31,	For the Year Ended June 30,				For the Period July 5, 2012* through
	2017					June 30,
	(Unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of period	$15.27	$14.02	$13.26	$13.15	$11.34	$10.00
Income from Investment Operations:
Net investment income[1]	0.13	0.25	0.24	0.23	0.24	0.23
Net realized and unrealized gain (loss) on investments	1.51	1.25	0.81	0.14	1.82	1.25
Total from investment operations	1.64	1.50	1.05	0.37	2.06	1.48

Less Distributions:
From net investment income	(0.14)	(0.25)	(0.20)	(0.22)	(0.21)	(0.16)
From net realized gain	-	-	(0.09)	(0.04)	(0.05)	- [2]
Total distributions	(0.14)	(0.25)	(0.29)	(0.26)	(0.26)	(0.16)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	0.01	0.02

Net asset value, end of period	$16.77	$15.27	$14.02	$13.26	$13.15	$11.34

Total return[3]	10.81%[4]	10.81%	8.12%	2.82%	18.47%	15.16%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$75,209	$63,983	$41,601	$29,825	$26,509	$6,542

Ratio of expenses to average net assets:
Before fees waived/recovered	1.20%[5]	1.21%	1.28%	1.45%	2.98%	18.30%[5]
After fees waived/recovered	1.22%[5]	1.23%	1.40%	1.40%	1.40%	1.40%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	1.64%[5]	1.76%	1.97%	1.65%	0.35%	(14.78)%[5]
After fees waived/recovered	1.62%[5]	1.74%	1.85%	1.70%	1.93%	2.12%[5]

Portfolio turnover rate	9%[4]	22%	27%	35%	33%	28%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.50% of offering price which is reduced on sales of $50,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class A shares made within 18 months of purchase. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31,	For the Year Ended June 30,				For the Period January 31, 2013* through
	2017					June 30,
	(Unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of period	$15.15	$13.92	$13.20	$13.08	$11.30	$10.67
Income from Investment Operations:
Net investment income[1]	0.07	0.14	0.14	0.13	0.14	0.07
Net realized and unrealized gain (loss) on investments	1.50	1.24	0.80	0.15	1.82	0.60
Total from investment operations	1.57	1.38	0.94	0.28	1.96	0.67

Less Distributions:
From net investment income	(0.07)	(0.15)	(0.13)	(0.12)	(0.13)	(0.04)
From net realized gain	-	-	(0.09)	(0.04)	(0.05)	-
Total distributions	(0.07)	(0.15)	(0.22)	(0.16)	(0.18)	(0.04)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	-

Net asset value, end of period	$16.65	$15.15	$13.92	$13.20	$13.08	$11.30

Total return[3]	10.41%[4]	9.96%	7.27%	2.12%	17.51%	6.31%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$75,946	$67,076	$45,801	$29,217	$9,205	$1,221

Ratio of expenses to average net assets:
Before fees waived/recovered	1.95%[5]	1.96%	2.03%	2.20%	3.73%	12.45%[5]
After fees waived/recovered	1.97%[5]	1.98%	2.15%	2.15%	2.15%	2.15%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	0.89%[5]	1.01%	1.22%	0.90%	(0.40)%	(8.87)%[5]
After fees waived/recovered	0.87%[5]	0.99%	1.10%	0.95%	1.18%	1.43%[5]

Portfolio turnover rate	9%[4]	22%	27%	35%	33%	28%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on redemptions of Class C shares made within 12 months of purchase. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31,	For the Year Ended June 30,				For the Period July 5, 2012* through
	2017					June 30,
	(Unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of period	$15.31	$14.06	$13.29	$13.16	$11.35	$10.00
Income from Investment Operations:
Net investment income[1]	0.15	0.29	0.28	0.26	0.26	0.27
Net realized and unrealized gain (loss) on investments	1.52	1.25	0.81	0.16	1.83	1.23
Total from investment operations	1.67	1.54	1.09	0.42	2.09	1.50

Less Distributions:
From net investment income	(0.17)	(0.29)	(0.23)	(0.26)	(0.23)	(0.15)
From net realized gain	-	-	(0.09)	(0.04)	(0.05)	- [2]
Total distributions	(0.17)	(0.29)	(0.32)	(0.30)	(0.28)	(0.15)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	0.01	-	-

Net asset value, end of period	$16.81	$15.31	$14.06	$13.29	$13.16	$11.35

Total return[3]	10.94%[4]	11.05%	8.41%	3.26%	18.74%	15.16%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$414,267	$351,783	$205,134	$103,401	$666	$114

Ratio of expenses to average net assets:
Before fees waived/recovered	0.95%[5]	0.96%	1.03%	1.20%	2.73%	12.05%[5]
After fees waived/recovered	0.97%[5]	0.98%	1.15%	1.15%	1.15%	1.15%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	1.89%[5]	2.01%	2.22%	1.90%	0.60%	(8.49)%[5]
After fees waived/recovered	1.87%[5]	1.99%	2.10%	1.95%	2.18%	2.41%[5]

Portfolio turnover rate	9%[4]	22%	27%	35%	33%	28%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (Unaudited)

Note 1 – Organization

AAM/Bahl & Gaynor Income Growth Fund (‘‘Bahl & Gaynor Income Growth” or “Bahl & Gaynor Income Growth Fund’’) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is current and growing income, secondarily downside protection and thirdly long-term capital appreciation. The Fund currently offers four classes of shares: Class A, Class C, Class T and Class I. The Fund’s Class A and Class I shares commenced operations on July 5, 2012. The Fund’s Class C shares commenced operations on January 31, 2013. Class T shares are not currently available for purchase.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

AAM/Bahl & Gaynor Income Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2017 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax years ended June 30, 2014-2017 and as of and during the six months ended December 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

AAM/Bahl & Gaynor Income Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2017 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.65% of the Fund’s average daily net assets. The Advisor has engaged Bahl & Gaynor, Inc. (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.23%, 1.98% and 0.98% of the average daily net assets of the Bahl & Gaynor Income Growth Fund's Class A, Class C and Class I Shares, respectively. This agreement is in effect until October 31, 2027, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended December 31, 2017, the Advisor recovered the remaining $51,586 of its previously waived advisory fees and other absorbed expenses for the Fund. The Advisor may recover from the Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which it was waived. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement.

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended December 31, 2017, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested Fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended December 31, 2017, are reported on the Statement of Operations.

AAM/Bahl & Gaynor Income Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2017 (Unaudited)

Note 4 – Federal Income Taxes

At December 31, 2017, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$456,550,510

Gross unrealized appreciation	111,271,632
Gross unrealized depreciation	(3,231,945)

Net unrealized appreciation	$108,039,687

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of June 30, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$530,244
Undistributed long-term capital gains	-
Tax accumulated earnings	530,244

Accumulated capital and other losses	(7,590,713)
Unrealized appreciation on investments	61,350,339
Total accumulated earnings	$54,289,870

The tax character of the distributions paid during the fiscal years ended June 30, 2017, and June 30, 2016 were as follows:

	2017	2016
Distributions paid from:
Ordinary income	$6,901,853	$3,586,167
Net long-term capital gains	-	886,527
Total distributions paid	$6,901,853	$4,472,694

At June 30, 2017, the Fund had $5,182,890 of accumulated short term capital loss carryforward and $2,407,823 of accumulated long term capital loss carryforward. To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended December 31, 2017 and the year ended June 30, 2017, the Fund received $19,870 and $77,357, respectively, in redemption fees.

AAM/Bahl & Gaynor Income Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2017 (Unaudited)

Note 6 – Investment Transactions

For the six months ended December 31, 2017, purchases and sales of investments, excluding short-term investments, were $73,591,044 and $46,245,558, respectively.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% for the Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended December 31, 2017, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan with respect to its Class A and Class C Shares. Under the plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Class A and Class C Shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. Class I Shares are not subject to any distribution or service fees under the Plan.

For the six months ended December 31, 2017, distribution and service fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

AAM/Bahl & Gaynor Income Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2017 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2017, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$549,645,870	$-	$-	$549,645,870
Short-Term Investments	14,944,327	-	-	14,944,327
Total Investments	$564,590,197	$-	$-	$564,590,197

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Note 11 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

Effective January 1, 2018, the Advisor has agreed to reduce the limit on the total annual fund operating expenses, by 0.15% to 1.08%, 1.83%, 1.08%, and 0.83% of the average daily net assets of the Fund’s Class A, Class C, Class T and Class I shares, respectively.

AAM/Bahl & Gaynor Income Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2017 (Unaudited)

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

AAM/Bahl & Gaynor Income Growth Fund

EXPENSE EXAMPLE

For the Six Months Ended December 31, 2017 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution and 12b-1 fees (Class A and Class C shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2017 to December 31, 2017.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Bahl & Gaynor Income Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/17	12/31/17	7/1/17 – 12/31/17
Class A	Actual Performance	$ 1,000.00	$ 1,108.10	$ 6.49
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.05	6.21
Class C	Actual Performance	1,000.00	1,104.10	10.45
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.27	10.01
Class I	Actual Performance	1,000.00	1,109.40	5.16
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.31	4.94

*	Expenses are equal to the Fund’s annualized expense ratios of 1.22%, 1.97% and 0.97% for Class A, Class C and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect a recovery of previously waived fees and absorbed expenses. Assumes all dividends and distributions were reinvested.

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AAM/Bahl & Gaynor Income Growth Fund

A series of Investment Managers Series Trust

Investment Advisor

Advisors Asset Management, Inc.

18925 Base Camp Road, Suite 203

Monument, Colorado 80132

Sub-Advisor

Bahl & Gaynor, Inc.

255 East Fifth Street, Suite 2700

Cincinnati, Ohio 45202

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
AAM/Bahl & Gaynor Income Growth Fund - Class A	AFNAX	461418 188
AAM/Bahl & Gaynor Income Growth Fund - Class C	AFYCX	461418 170
AAM/Bahl & Gaynor Income Growth Fund - Class I	AFNIX	461418 162

Privacy Principles of the AAM/Bahl & Gaynor Income Growth Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AAM/Bahl & Gaynor Income Growth Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 966-9661, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 966-9661, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (888) 966-9661. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (888) 966-9661.

AAM/Bahl & Gaynor Income Growth Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 966-9661

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	3/9/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	3/9/18

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	3/9/18